Indebtedness (Overview) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Weighted average interest rate	3.80%	3.80%	4.30%
Interest costs capitalized	$ 24.5	$ 21.0	$ 24.1
Cash paid for interest	$ 118.4	$ 111.8	$ 142.7